CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Loss before income taxes		$ (176,700)	$ (312,000)	[1]
Adjustments to reconcile loss before taxes to net operating cash flows:
Depletion, depreciation and amortization		438,300	426,800	[1]
Share-based payments (Note 30)		5,300	12,600	[1]
Other (income) costs, net (Note 10(b))		(2,500)	20,900	[1]
Finance costs (Note 11)		137,400	110,800	[1]
Mark-to-market on financial assets and metal concentrates		17,600	(1,500)	[1]
Share of earnings of associate (Note 23)		(5,500)	0	[1]
Impairment of mineral properties, net (Note 12)		302,000	356,500	[1]
Amortization of deferred revenue on metal purchase agreements (Note 26)		(99,500)	(8,600)	[1]
Gain on asset disposals		(74,200)	0	[1]
Other non-cash expenses (recoveries) (Note 15(d))		50,400	(7,800)	[1]
Advanced payments received on metal purchase agreements		127,800	6,600	[1]
Decommissioning, restoration and similar liabilities paid (Note 28)		(5,300)	(4,600)	[1]
Other payments		(6,700)	(6,000)	[1]
Cash flows from operating activities before income taxes paid and net change in working capital		708,400	593,700	[1]
Income taxes paid		(40,800)	(19,000)	[1]
Payments made to Brazilian tax authorities (Note 13(e))		(101,300)	(76,700)	[1]
Cash flows from operating activities before net change in working capital		566,300	498,000	[1]
Net change in working capital (Note 15(b))		(162,100)	(14,000)	[1]
Cash flows from operating activities		404,200	484,000	[1]
Investing activities
Acquisition of property, plant and equipment		(446,900)	(607,500)	[1]
Net proceeds on disposal of subsidiaries and other assets		189,900	17,500	[1]
Acquisition of investments and other assets		(5,200)	0	[1]
Cash used in other investing activities		(67,400)	(54,200)	[1]
Cash flows used in investing activities		(329,600)	(644,200)	[1]
Financing activities
Dividends paid (Note 29(b))		(19,000)	(18,900)	[1]
Interest and other finance expenses paid		(80,100)	(103,800)	[1]
Financing costs paid on early note redemption (Note 11)		(14,700)	0	[1]
Proceeds from Brio Gold Inc. private placement and rights offering		0	71,500	[1]
Repayment of term loan and notes payable (Note 27)		(486,500)	(460,900)	[1]
Proceeds from term loan and notes payable (Note 27)		460,000	730,000	[1]
Proceeds from other financing activities		6,000	0	[1]
Cash flows (used in) from financing activities		(134,300)	217,900	[1]
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents		3,000	100	[1]
(Decrease) Increase in cash and cash equivalents		(56,700)	57,800	[1]
Cash and cash equivalents, beginning of year	[1]	148,900	97,400
Cash and cash equivalents reclassified as held for sale		0	6,300	[1]
Cash and cash equivalents, end of year		98,500	155,200	[1]
Cash and cash equivalents, excluding amount classified as held for sale, end of year		$ 98,500	$ 148,900	[1]

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.